ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 397	$ 384
Deposit from customer	1,404	1,302
Business tax and other taxes payable	129	228
Professional fees and services payable	1,843	1,451
Promotional events payables	355	351
Construction payables		670
Legal contingencies	10,000
Others	205	439
Accrued expenses and other current liabilities	$ 14,333	$ 4,825